■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 72.3%
Consumer Discretionary — 6.9%
Retail — 6.9%
6,400	AutoZone, Inc. *	$6,941,568
12,000	Domino's Pizza, Inc.	2,935,080
7,800	O'Reilly Automotive, Inc. *	3,108,378
75,600	TJX Companies, Inc. (The)	4,213,944
		17,198,970
Consumer Staples — 4.1%
Food — 0.2%
11,600	Hormel Foods Corp. (1)	507,268
Household Products — 2.0%
67,000	Church & Dwight Co., Inc.	5,041,080
Retail — 1.9%
16,000	Costco Wholesale Corp.	4,609,760
		10,158,108
Financials — 1.9%
Insurance — 1.9%
60,500	Arch Capital Group, Ltd. *	2,539,790
14,000	Chubb, Ltd.	2,260,160
		4,799,950
Healthcare — 13.1%
Electronics — 2.7%
9,700	Mettler-Toledo International, Inc. *	6,832,680
Healthcare Products — 9.7%
2,686	Becton Dickinson & Co.	679,450
21,940	Covetrus, Inc. *(1)	260,867
43,200	Danaher Corp.	6,239,376
62,600	Henry Schein, Inc. *(1)	3,975,100
27,000	IDEXX Laboratories, Inc. *	7,342,110
20,000	Thermo Fisher Scientific, Inc.	5,825,400
		24,322,303
Healthcare Services — 0.7%
5,600	IQVIA Holdings, Inc. *	836,528
4,000	UnitedHealth Group, Inc.	869,280
		1,705,808
		32,860,791
Industrials — 27.0%
Aerospace & Defense — 7.3%
55,000	HEICO Corp. (1)	6,868,400
10,100	Northrop Grumman Corp.	3,785,379
23,700	Teledyne Technologies, Inc. *	7,631,163
		18,284,942
Commercial Services — 3.2%
48,369	IHS Markit, Ltd. *	$3,234,919
139,000	Rollins, Inc. (1)	4,735,730
		7,970,649
Electrical Equipment — 2.9%
78,575	AMETEK, Inc.	7,214,756
Environmental Control — 3.1%
85,250	Waste Connections, Inc.	7,843,000
Housewares — 1.9%
65,300	Toro Co. (The)	4,786,490
Machinery Diversified — 4.8%
24,100	IDEX Corp.	3,949,508
22,800	Roper Technologies, Inc.	8,130,480
		12,079,988
Transportation — 3.8%
49,500	Canadian National Railway Co.	4,448,070
12,600	J.B. Hunt Transport Services, Inc.	1,394,190
22,000	Union Pacific Corp.	3,563,560
		9,405,820
		67,585,645
Information Technology — 10.4%
Commercial Services — 0.4%
4,900	WEX, Inc. *	990,143
Computers — 1.7%
23,000	Accenture PLC Class A	4,424,050
Diversified Financial Services — 2.2%
20,000	MasterCard, Inc. Class A	5,431,400
Electronics — 0.5%
13,400	Amphenol Corp. Class A	1,293,100
Software — 5.6%
19,000	ANSYS, Inc. *	4,205,840
4,400	Broadridge Financial Solutions, Inc.	547,492
13,000	Cadence Design Systems, Inc. *	859,040
30,000	Fiserv, Inc. *	3,107,700
35,600	Salesforce.com, Inc. *	5,284,464
		14,004,536
		26,143,229
Materials — 4.0%
Chemicals — 2.6%
33,400	Ecolab, Inc.	6,614,536
Housewares — 0.7%
18,000	Scotts Miracle-Gro Co. (The)	1,832,760

1

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Value
Miscellaneous Manufacturers — 0.5%
9,500	AptarGroup, Inc.	$1,125,275
Packaging & Containers — 0.2%
6,000	Ball Corp.	436,860
		10,009,431
Real Estate — 4.9%
REITS — 4.9%
23,000	American Tower Corp. REIT	5,085,990
29,900	SBA Communications Corp. REIT	7,210,385
		12,296,375
	Total Common Stocks (Cost $47,222,625)	181,052,499

Principal Amount		Value
Asset-Backed Securities — 2.0%
$511,000	Ally Auto Receivables Trust, Series 2017-1, Class A4, 1.99%, 11/15/21	$510,715
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	200,060
128,367	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	128,067
250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	251,961
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (2)	249,605
550,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	556,673
500,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	501,274
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	174,166
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	200,484
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class A1, 2.07%, 5/15/22	249,828
8,653	GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.26%, 8/20/20	8,653
300,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	302,042
350,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	354,167
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	199,920
368,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	367,983
250,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	254,664
128,354	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	128,350
250,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	250,526
140,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	140,720
	Total Asset-Backed Securities (Cost $4,986,043)	5,029,858

2

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
Commercial Mortgage-Backed Securities — 3.2%
$250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	$269,545
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	275,475
500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	512,819
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,661
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	106,318
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	263,359
225,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	232,205
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	260,955
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	372,769
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	531,020
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	325,677
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	271,881
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	269,355
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	238,790
140,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	150,516
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	270,505
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	258,053
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (2)(3)	104,838
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	307,427
225,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (2)(3)	237,022
200,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	197,660
79,961	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	81,327
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	256,033
168,798	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	171,504
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	261,696
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	207,045
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	215,009
170,595	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	170,628
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	107,890
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	155,553
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	338,363
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	265,593
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	204,735
	Total Commercial Mortgage-Backed Securities (Cost $7,739,273)	7,994,226

Corporate Bonds & Notes — 9.4%
Basic Materials — 0.3%
Chemicals — 0.3%
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	244,714
150,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	152,395
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	211,477
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (1)(2)	130,106
		738,692
Communications — 0.9%
Internet — 0.2%
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	312,787
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	190,750
		503,537

3

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
Media — 0.2%
$200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	$219,391
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	217,692
100,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	111,137
		548,220
Telecommunications — 0.5%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	211,365
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	211,667
150,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48 (1)	190,762
175,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	190,708
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	290,285
125,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	127,324
		1,222,111
		2,273,868
Consumer, Cyclical — 0.7%
Auto Manufacturers — 0.2%
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	200,297
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	204,614
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	158,657
		563,568
Auto Parts & Equipment — 0.1%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	152,625
Home Builders — 0.2%
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	201,178
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	185,937
100,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	102,250
125,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	133,750
		623,115
Lodging — 0.2%
100,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	103,000
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	262,094
150,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28 (1)	168,879
		533,973
		1,873,281
Consumer, Non-cyclical — 1.3%
Beverages — 0.2%
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	297,269
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48 (1)	187,803
		485,072
Biotechnology — 0.2%
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	189,273
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20 (1)	150,177
		339,450
Commercial Services — 0.1%
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	166,657
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27 (1)	132,500
		299,157
Healthcare Products — 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	272,361
275,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	293,879
		566,240
Healthcare Services — 0.3%
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25 (1)	218,500
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	249,767
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	125,932
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	177,444
		771,643

4

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
Pharmaceuticals — 0.3%
$100,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	$104,009
210,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	217,458
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21 (1)	210,186
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	205,289
		736,942
		3,198,504
Energy — 1.0%
Oil & Gas — 0.5%
100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	103,816
150,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	149,762
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	155,958
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	281,002
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	152,250
200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	203,112
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	194,095
		1,239,995
Pipelines — 0.5%
150,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42	188,491
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	216,902
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	159,376
100,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27 (1)	105,458
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	200,515
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24 (1)	163,406
150,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	173,544
		1,207,692
		2,447,687
Financial — 3.6%
Banks — 1.8%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	213,268
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	176,250
184,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24 (1)	197,239
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	210,148
170,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	180,098
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	144,218
200,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	207,222
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	210,824
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	134,988
100,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	105,754
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	211,789
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	151,455
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	159,226
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	516,369
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,208
200,000	Lloyds Bank PLC, Senior Unsecured Notes, 2.25%, 8/14/22 (1)	199,506
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	209,286
300,000	Morgan Stanley GMTN, Senior Unsecured Notes, 5.50%, 7/28/21 (1)	318,337
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	153,267
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	255,240
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	265,719
		4,473,411

5

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
Diversified Financial Services — 0.5%
$175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	$180,436
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	210,384
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	214,725
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	150,816
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	265,280
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	259,141
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	105,288
		1,386,070
Insurance — 0.6%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	157,294
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	267,177
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,807
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	268,299
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	182,350
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	215,400
125,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (1)(3)	138,550
		1,486,877
REITS — 0.7%
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	211,389
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	218,010
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	215,095
150,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	151,302
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	160,118
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	153,188
125,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 3.90%, 10/15/29	123,125
200,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (1)	219,413
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	191,718
		1,643,358
		8,989,716
Industrial — 0.5%
Aerospace & Defense — 0.2%
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	280,860
200,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	219,111
		499,971
Building Materials — 0%
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	101,677
Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	179,449
Packaging & Containers — 0.1%
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	158,269
Transportation — 0.1%
250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	244,234
		1,183,600
Technology — 0.4%
Computers — 0.1%
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	111,510
Semiconductors — 0.1%
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	248,235
100,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	110,486
		358,721
Software — 0.2%
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	134,665
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	131,981
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	252,574
		519,220
		989,451

6

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
Utilities — 0.7%
Electric — 0.6%
$175,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	$174,354
300,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	356,090
150,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	166,076
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	257,389
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	150,000
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	181,672
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	132,229
175,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	175,300
		1,593,110
Gas — 0.1%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	190,639
		1,783,749
	Total Corporate Bonds & Notes (Cost $22,181,497)	23,478,548

Foreign Government Obligations — 0.4%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	310,953
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	256,272
200,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	211,902
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	160,125
	Total Foreign Government Obligations (Cost $900,007)	939,252

Long-Term Municipal Securities — 0.7%
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	100,342
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	176,577
125,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	134,978
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	279,065
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	334,701
150,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	163,660
100,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Revenue Bonds, Series B, 4.41%, 8/1/46	119,643
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	155,334
150,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	155,181
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	116,629
	Total Long-Term Municipal Securities (Cost $1,669,908)	1,736,110

7

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 4.6%
$250,000	FHLB, 3.00%, 10/12/21	$256,627
120,000	FHLB, 3.25%, 6/9/23	126,726
250,000	FHLB, 3.25%, 3/8/24	267,843
71,207	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	71,144
87,783	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	95,040
582,814	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	597,302
108,781	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	112,526
167,090	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	171,685
183,236	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	194,190
92,841	FHLMC Pool #A96409, 3.50%, 1/1/41	97,563
347,561	FHLMC Pool #AG08748, 3.50%, 2/1/47	360,998
250,000	FNMA, 2.38%, 1/19/23	256,213
250,000	FNMA, 2.63%, 9/6/24	261,926
41,034	FNMA Pool #254733, 5.00%, 4/1/23	43,873
113,672	FNMA Pool #255667, 5.00%, 3/1/25	121,546
107,969	FNMA Pool #890236, 4.50%, 8/1/40	116,940
173,550	FNMA Pool #995245, 5.00%, 1/1/39	191,165
153,318	FNMA Pool #AA7720, 4.00%, 8/1/39	163,685
63,873	FNMA Pool #AB1259, 5.00%, 7/1/40	70,557
195,344	FNMA Pool #AB4449, 4.00%, 2/1/42	208,724
253,681	FNMA Pool #AB5472, 3.50%, 6/1/42	266,414
138,719	FNMA Pool #AB6286, 2.50%, 9/1/27	140,101
187,864	FNMA Pool #AB8144, 5.00%, 4/1/37	207,654
57,912	FNMA Pool #AD2351, 4.00%, 3/1/25	60,231
245,774	FNMA Pool #AD6374, 5.00%, 5/1/40	271,500
246,798	FNMA Pool #AH4865, 4.50%, 2/1/41	267,355
33,552	FNMA Pool #AH5434, 4.50%, 4/1/41	35,323
127,656	FNMA Pool #AH8932, 4.50%, 4/1/41	138,322
69,900	FNMA Pool #AI1019, 4.50%, 5/1/41	75,748
90,202	FNMA Pool #AI1105, 4.50%, 4/1/41	97,727
199,248	FNMA Pool #AI3052, 3.50%, 7/1/26	206,005
114,096	FNMA Pool #AJ6932, 3.00%, 11/1/26	117,170
193,915	FNMA Pool #AO2961, 4.00%, 5/1/42	207,164
711,307	FNMA Pool #AP1340, 3.50%, 7/1/42	746,118
197,964	FNMA Pool #AQ0287, 3.00%, 10/1/42	203,999
579,832	FNMA Pool #AS9459, 4.50%, 4/1/47	614,003
254,691	FNMA Pool #AT0969, 3.00%, 4/1/43	262,405
593,897	FNMA Pool #AT8849, 4.00%, 6/1/43	634,535
136,484	FNMA Pool #AU6043, 3.00%, 9/1/43	139,368
209,863	FNMA Pool #AU7025, 3.00%, 11/1/43	215,941
163,173	FNMA Pool #AU8070, 3.50%, 9/1/43	171,325
150,881	FNMA Pool #AU8846, 3.00%, 11/1/43	155,318
83,358	FNMA Pool #AY2728, 2.50%, 2/1/30	84,163
138,034	FNMA Pool #AY5005, 4.00%, 3/1/45	144,767
122,689	FNMA Pool #BD8211, 4.00%, 4/1/47	128,557
53,119	FNMA Pool #MA0799, 4.00%, 7/1/26	55,424
219,876	FNMA Pool #MA3238, 3.50%, 1/1/48	227,475
305,269	FNMA Pool #MA3614, 3.50%, 3/1/49	313,330
86,704	GNMA, 3.00%, 4/16/39	88,143
236,933	GNMA II Pool #MA1090, 3.50%, 6/20/43	251,622
120,502	GNMA II Pool #MA1520, 3.00%, 12/20/43	124,655
51,217	GNMA II Pool #MA2445, 3.50%, 12/20/44	53,634
219,704	GNMA II Pool #MA5076, 3.00%, 3/20/48	225,736
527,993	GNMA Pool #4016, 5.50%, 8/20/37	586,642
126,169	GNMA Pool #650494, 5.50%, 1/15/36	140,787
87,066	GNMA Pool #MA1375, 3.50%, 10/20/43	92,149
	Total U.S. Government Agency Obligations (Cost $11,217,988)	11,537,083

U.S. Treasury Obligations — 4.3%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	275,719
1,130,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,592,726
1,710,000	U.S. Treasury Bonds, 3.13%, 2/15/42	2,038,774
1,349,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,601,674
460,000	U.S. Treasury Notes, 1.63%, 7/31/20	459,120
350,000	U.S. Treasury Notes, 1.75%, 2/28/22	351,108
1,000,000	U.S. Treasury Notes, 2.63%, 2/28/23	1,034,570
10,000	U.S. Treasury Notes, 2.00%, 4/30/24	10,190
1,345,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,388,975
50,000	U.S. Treasury Notes, 2.63%, 12/31/25	52,998
250,000	U.S. Treasury Notes, 2.13%, 5/31/26	257,949
1,650,000	U.S. Treasury Notes, 2.88%, 5/15/28	1,811,003
	Total U.S. Treasury Obligations (Cost $9,639,710)	10,874,806

Shares		Value

Short-Term Investments — 4.2%
Money Market Funds — 4.2%
7,888,823	State Street Institutional Liquid Reserves Fund	7,888,823
2,568,183	State Street Navigator Securities Lending Government Money Market Portfolio (4)	2,568,183
	Total Short-Term Investments (Cost $10,457,792)	10,457,006
	Total Investments — 101.1% (Cost $116,014,843)	$253,099,388
Excess Of Liabilities Over Cash And Other Assets —(1.1)%		(2,754,865)
Net Assets (5) —100.0%		$250,344,523

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $10,120,108.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

8

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2019 (Unaudited)

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $10,120,108 were out on loan in exchange for $2,568,183 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $116,014,843, aggregate gross unrealized appreciation was $137,684,681, aggregate gross unrealized depreciation was $600,136 and the net unrealized appreciation was $137,084,545.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$181,052,499	$—	$—	$181,052,499
Asset-Backed Securities	—	5,029,858	—	5,029,858
Commercial Mortgage-Backed Securities	—	7,994,226	—	7,994,226
Corporate Bonds & Notes*	—	23,478,548	—	23,478,548
Foreign Government Obligations	—	939,252	—	939,252
Long-Term Municipal Securities*	—	1,736,110	—	1,736,110
U.S. Government Agency Obligations	—	11,537,083	—	11,537,083
U.S. Treasury Obligations	—	10,874,806	—	10,874,806
Short-Term Investments	10,457,006	—	—	10,457,006
Total Investments in Securities	$191,509,505	$61,589,883	$—	$253,099,388

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.